Fair Value Measurements - Schedule of Financial Assets and Liabilities at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Contingent liability	$ (25,665)	$ (23,759)	$ (21,999)	$ (20,369)
Swap transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(14,257)
Options [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(23,623)
Recurring basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Available-for-sale securities	2,989	2,923
Total assets	2,989	2,923
Contingent liability	(25,665)	(23,759)
Total liabilities	(63,545)	(44,543)
Recurring basis [Member] | Swap transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(14,257)	(20,784)
Recurring basis [Member] | Options [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(23,623)
Level 1 [Member] | Recurring basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Available-for-sale securities	2,989	2,923
Total assets	2,989	2,923
Level 2 [Member] | Recurring basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Total liabilities	(37,880)	(20,784)
Level 2 [Member] | Recurring basis [Member] | Swap transaction [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(14,257)	(20,784)
Level 2 [Member] | Recurring basis [Member] | Options [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Derivatives	(23,623)
Level 3 [Member] | Recurring basis [Member]
Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Contingent liability	(25,665)	(23,759)
Total liabilities	$ (25,665)	$ (23,759)